FAIR VALUE MEASUREMENTS (The liability-classified warrant was valued using Black-Scholes model) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Exercise price	$ 15.78	$ 15.78
Annual risk-free interest rate	2.00%	1.70%
Volatility	31.00%	28.00%
Dividend yield